SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
SUMMARY OF ESTIMATED USEFUL LIVES OF FIXED ASSETS

Fixed assets are stated at cost, less accumulated depreciation. Depreciation is computed using the straight-line method over the estimated useful lives of the respective assets, which range from three to seven years:

Classification	Life
Machinery and equipment	3-7 years
Automobiles	5 years
Computer and office equipment	5 years
Website development costs	3 years

SCHEDULE OF FAIR VALUE ASSETS MEASURED ON RECURRING BASIS

The following table presents balances of the fair value instruments as of December 31, 2025 and December 31, 2024, in thousands:

	Fair Value Measurements as of December 31, 2025
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Financial liabilities:
Third Tranche Note	$—	$—	$3,148	$3,148
Fourth Tranche Note	—	—	1,082	1,082
Total financial liabilities	$—	$—	$4,230	$4,230

Financial assets:
Investment in M2i	$—	$1,197	$—	$1,197
Investment in flyExclusive	1,739	—	—	1,739
Aviation asset option	—	—	324	324
Total financial assets	$1,739	$1,197	$324	$3,260

	Fair Value Measurements as of December 31, 2024
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
2024 Convertible Note	$—	$—	$4,050	$4,050
Total	$—	$—	$4,050	$4,050

SCHEDULE OF FAIR VALUE LIABILITIES MEASURED UNOBSERVABLE INPUT

The following table presents changes of all convertible notes issued under the Securities Purchase Agreement (see Note 10) with significant unobservable inputs (Level 3) for the twelve months ended December 31, 2025, in thousands:

2024 Convertible Note
Balance at December 31, 2024	$4,050
Change in fair value	$1,488
Conversions	$(7,356)
Additions	$6,048
Balance as of December 31, 2025	$4,230

SCHEDULE OF FAIR VALUE MEASUREMENT INPUTS AND VALUATION TECHNIQUES

The Company measured the Third and Fourth Tranche Notes using a Monte Carlo simulation valuation model using the following assumptions:

	Twelve months ended December 31, 2025
	Third Tranche Note	Fourth Tranche Note
Volume Weighted average stock price (“VWAP”)	0.65	0.65
Simulation Period	0.56	0.79
Expected Volatility	114.0%	119.7%
Credit risk-adjusted rate	20.9%	20.9%
Risk-free Rate	3.58%	3.53%

FAIR VALUE, ASSETS MEASURED ON RECURRING BASIS, UNOBSERVABLE INPUT RECONCILIATION

The following table represents the change in the Aviation asset option for the twelve months ended, December 31, 2025:

Aviation asset option
Balance at December 31, 2024	$—
Additions	—
Change in fair value	324
Balance at December 31, 2025	$324

SCHEDULE OF FAIR VALUE OF THE AVIATION

The Company measured fair value of the aviation asset option using a Black-Scholes model with the following assumption:

As of December 31, 2025
Strike price	2,000,000
Expected term	0.67
Expected volatility	88.44%
Risk fee rate	3.49%
Dividend	0.00%

SCHEDULE OF DISAGGREGATION OF REVENUE

The Company generated revenue during the twelve months ended December 31, 2025 and 2024, broken down as follows, in thousands:

	Twelve Months Ended December 31,
	2025	2024
Aircraft sales	$77,100	$38,150
Subscription	1,459	914
Total	$78,559	$39,064

SCHEDULE OF CHANGES IN DEFERRED REVENUE

The following table provides a rollforward of deferred revenue, recorded in customer deposits and deferred revenue in the consolidated balance sheets, for the twelve months ended December 31, 2025:

Amount
Balance as of December 31, 2024	$696
Revenue recognized	(1,459)
Revenue deferred	3,485
Balance as of December 31, 2025	$2,722

SCHEDULE OF RELATED AMORTIZATION EXPENSES

The following tables present the asset balances and related amortization expense for the contract assets:

	As of and for the twelve months ended December 31, 2025
	Beginning Balance	Amount Capitalized	Amortization	Ending Balance
Contract assets	$—	$935	$(299)	$636